Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale securities
Mortgage loans	$ 5,470	$ 5,500
Investment funds	2,460	2,264
Reinsurance recoverable	6,001	7,257
Trading securities, at fair value
Accumulated other comprehensive income (loss)	$ 367	$ (237)
Common Class A
Trading securities, at fair value
Common stock, par value (in USD per share)	$ 0.001	$ 0.001000000
Common stock authorized (in shares)	425,000,000	425,000,000
Common stock issued (in shares)	77,319,381.000000	50,151,265.000000
Common stock outstanding (in shares)	77,319,381.000000	50,151,265
Common Class B
Trading securities, at fair value
Common stock, par value (in USD per share)	$ 0.001000000	$ 0.001000000
Common stock authorized (in shares)	325,000,000	325,000,000
Common stock issued (in shares)	111,805,829.000000	135,963,975.000000
Common stock outstanding (in shares)	111,805,829	135,963,975.000000
Common Class M-1
Trading securities, at fair value
Common stock, par value (in USD per share)	$ 0.001000000	$ 0.001000000
Common stock authorized (in shares)	7,109,560.00000	7,109,560.00000
Common stock issued (in shares)	3,474,205.000000	5,198,273.000000
Common stock outstanding (in shares)	3,474,205	5,198,273.000000
Common Class M-2
Trading securities, at fair value
Common stock, par value (in USD per share)	$ 0.001000000	$ 0.001000000
Common stock authorized (in shares)	5,000,000	5,000,000
Common stock issued (in shares)	1,067,747.000000	3,125,869.000000
Common stock outstanding (in shares)	1,067,747	3,125,869
Common Class M-3
Trading securities, at fair value
Common stock, par value (in USD per share)	$ 0.001000000	$ 0.001000000
Common stock authorized (in shares)	7,500,000.0	7,500,000.0
Common stock issued (in shares)	1,346,300.0000	3,110,000.00
Common stock outstanding (in shares)	1,346,300	3,110,000.00
Common Class M-4
Trading securities, at fair value
Common stock, par value (in USD per share)	$ 0.001000000	$ 0.001000000
Common stock authorized (in shares)	7,500,000.0	7,500,000.0
Common stock issued (in shares)	5,397,802.000000	5,038,443.000000
Common stock outstanding (in shares)	5,397,802	5,038,443
Related Party
Trading securities, at fair value
Accumulated other comprehensive income (loss)	$ 12	$ (24)
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party
Available-for-sale securities
Fixed maturity securities, amortized cost	51,110	48,227
Equity securities, amortized cost	319	367
Mortgage loans	5,470	5,500
Investment funds	689	733
Funds withheld at interest	6,538	3,482
Real Estate Held-for-sale	23	0
Short-term investments, cost	189	135
Consolidated Entity Excluding Variable Interest Entities (VIE)
Available-for-sale securities
Fixed maturity securities, amortized cost	51,451
Accrued investment income	554	520
Reinsurance recoverable	6,001	7,257
Trading securities, at fair value
Interest sensitive contract liabilities	61,532	57,289
Future policy benefits	14,592	14,547
Funds withheld liability	380	388
Other liabilities	688	778
Consolidated Entity Excluding Variable Interest Entities (VIE) | Related Party
Available-for-sale securities
Fixed maturity securities, amortized cost	341	332
Equity securities, amortized cost	20	0
Investment funds	1,198	997
Accrued investment income	9	9
Trading securities, at fair value
Other liabilities	56	63
Variable Interest Entities
Trading securities, at fair value
Fixed maturity securities	50	722
Other liabilities	34	17
Variable Interest Entities | Related Party
Available-for-sale securities
Equity securities, amortized cost	143	0
Investment funds	573	534
Trading securities, at fair value
Fixed maturity securities	50	53
Fair Value | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party
Available-for-sale securities
Mortgage loans	44	48
Investment funds	99	152
Funds withheld at interest	140	36
Fair Value | Consolidated Entity Excluding Variable Interest Entities (VIE)
Available-for-sale securities
Reinsurance recoverable	1,692	2,377
Trading securities, at fair value
Interest sensitive contract liabilities	6,574	6,346
Future policy benefits	2,400	2,478
Funds withheld liability	6	35
Fair Value | Variable Interest Entities | Related Party
Available-for-sale securities
Investment funds	$ 562	$ 516